Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy (Details) - Recurring - CAD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets
Other investments	$ 132	$ 145
Total Assets	229	205
Liabilities
Total Liabilities	(223)	(218)
Energy contracts subject to regulatory deferral
Assets
Derivative asset	57	49
Liabilities
Derivative liability	(197)	(209)
Energy contracts not subject to regulatory deferral
Assets
Derivative asset	40	6
Liabilities
Derivative liability	(2)	(3)
Foreign exchange contracts, total return and cross-currency interest rate swaps
Liabilities
Derivative liability	(24)
Foreign exchange contracts
Assets
Derivative asset		5
Total return and cross-currency interest rate swaps
Liabilities
Derivative liability		(6)
Level 1
Assets
Other investments	132	145
Total Assets	132	145
Liabilities
Total Liabilities	0	0
Level 1 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 1 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 1 | Foreign exchange contracts, total return and cross-currency interest rate swaps
Liabilities
Derivative liability	0
Level 1 | Foreign exchange contracts
Assets
Derivative asset		0
Level 1 | Total return and cross-currency interest rate swaps
Liabilities
Derivative liability		0
Level 2
Assets
Other investments	0	0
Total Assets	97	60
Liabilities
Total Liabilities	(223)	(218)
Level 2 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	57	49
Liabilities
Derivative liability	(197)	(209)
Level 2 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	40	6
Liabilities
Derivative liability	(2)	(3)
Level 2 | Foreign exchange contracts, total return and cross-currency interest rate swaps
Liabilities
Derivative liability	(24)
Level 2 | Foreign exchange contracts
Assets
Derivative asset		5
Level 2 | Total return and cross-currency interest rate swaps
Liabilities
Derivative liability		(6)
Level 3
Assets
Other investments	0	0
Total Assets	0	0
Liabilities
Total Liabilities	0	0
Level 3 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 3 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 3 | Foreign exchange contracts, total return and cross-currency interest rate swaps
Liabilities
Derivative liability	$ 0
Level 3 | Foreign exchange contracts
Assets
Derivative asset		0
Level 3 | Total return and cross-currency interest rate swaps
Liabilities
Derivative liability		$ 0